Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Nonemployee Stock Options	9 Months Ended	12 Months Ended			99 Months Ended	12 Months Ended		99 Months Ended	12 Months Ended		99 Months Ended
	Sep. 30, 2014	Dec. 30, 2013	Dec. 31, 2013 Nonemployee Stock Option [Member] Minimum [Member]	Dec. 31, 2012 Nonemployee Stock Option [Member] Minimum [Member]	Dec. 31, 2013 Nonemployee Stock Option [Member] Minimum [Member]	Dec. 31, 2013 Nonemployee Stock Option [Member] Maximum [Member]	Dec. 31, 2012 Nonemployee Stock Option [Member] Maximum [Member]	Dec. 31, 2013 Nonemployee Stock Option [Member] Maximum [Member]	Dec. 31, 2013 Nonemployee Stock Option [Member]	Dec. 31, 2012 Nonemployee Stock Option [Member]	Dec. 31, 2013 Nonemployee Stock Option [Member]
Note 10 - Stock Option Plan (Details) - Valuation Assumptions for Nonemployee Stock Options [Line Items]
Contractual term (in years)			3 years	4 years	3 years	10 years	10 years	10 years
Expected volatility					60.00%			79.00%	67.00%	68.00%
Risk-free interest rate			0.78%	0.72%	0.56%	3.04%	1.78%	4.70%
Dividend yield	0.00%	0.00%							0.00%	0.00%	0.00%